Uncompleted Contracts - Summary of Cost, Estimated Earnings and Billings on Uncompleted Contracts (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Contractors [Abstract]
Costs incurred on uncompleted contracts	$ 811,173	$ 2,485,787
Estimated earnings	469,109	779,598
Costs and estimated earnings on uncompleted contracts	1,280,282	3,265,385
Billings to date	1,265,475	3,553,817
Costs and estimated earnings in excess of billings on uncompleted contracts	14,807	(288,432)
Costs and earnings in excess of billings on completed contracts	(164,660)	(252,757)
Costs in excess of billings	45,478	51,531
Billings in excess of cost	(195,331)	(87,206)
Costs, estimated earnings and billings on uncompleted contracts	$ (149,853)	$ (35,675)